Accounts Receivable, Net	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31,	June 30,
	2023	2024
Accounts receivable	$77,187	$99,922
Allowance for credit losses	(21,144)	(23,292)
Accounts receivable, net	$56,043	$76,630

The Group reversed credit losses of $3,694 for the six months ended June 30, 2023 and recognized credit losses of $2,654 for the six months ended June 30, 2024.

The movement of allowance for credit losses for the six months ended June 30, 2023 and 2024 were as following:

	For the six months ended June 30,
	2023	2024
Balance at the beginning of the period	$25,348	$21,144
Adoption of ASC326	637	-
Additions	-	2,654
Reversal	(3,694)	-
Foreign currency translation	(1,101)	(506)
Balance at the end of the period	$21,190	$23,292